Material Partly-Owned Subsidiaries - Summarized Financial Information of Subsidiaries (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summarized statements of comprehensive income
Revenue	$ 313,564	$ 338,160	$ 425,940
Profit before tax	7,725	1,106	11,332
Income tax expense	(4,016)	(2,057)	(3,886)
Profit/(Loss) for the year	3,709	(951)	7,446
Other comprehensive income/(loss)	3,939	10,631	(5,051)
Total comprehensive income for the year, net of tax	7,648	9,680	2,395
Profit/(loss) attributable to non-controlling interests	4,261	681	4,518
Summarized balance sheets:
Cash, inventory and other current assets	263,699	239,504
Property, plant and equipment and other non-current assets	74,420	59,407
Trade and other payable (current)	(83,376)	(53,649)
Other non-current liabilities	(19,868)	(16,827)
Total equity	234,875	228,435	221,816	$ 222,733
Equity attributable to equity holders of the parent	157,860	153,854
Non-controlling interests	77,015	74,581
Summarized cash flow information:
Operating	16,375	15,140	40,649
Investing	(20,296)	(6,398)	(4,818)
Increase in cash flows used in financing activities	2,061	(17,949)	(19,578)
Effect of changes in exchange rate on cash	424	2,102	(1,568)
Net (decrease) increase in cash and cash equivalents	(1,436)	(7,105)	14,685
CTW Consolidated [Member]
Summarized statements of comprehensive income
Revenue	143,647	172,385	213,424
Profit before tax	11,793	4,352	11,736
Income tax expense	(2,344)	(1,235)	(2,150)
Profit/(Loss) for the year	9,449	3,117	9,586
Other comprehensive income/(loss)	(1,406)	9,194	3,965
Total comprehensive income for the year, net of tax	8,043	12,311	13,551
Profit/(loss) attributable to non-controlling interests	4,631	1,378	4,509
Dividends paid to non-controlling interests	1,228	2,763	2,181
Summarized balance sheets:
Cash, inventory and other current assets	128,534	127,539
Property, plant and equipment and other non-current assets	56,596	49,009
Trade and other payable (current)	(18,815)	(15,350)
Other non-current liabilities	(11,097)	(11,358)
Total equity	155,218	149,840
Equity attributable to equity holders of the parent	78,961	76,216
Non-controlling interests	76,257	73,624
Summarized cash flow information:
Operating	19,713	10,776	38,784
Investing	(10,952)	2,319	(9,137)
Increase in cash flows used in financing activities	(5,118)	(20,260)	(12,585)
Effect of changes in exchange rate on cash	(87)	2,376	(102)
Net (decrease) increase in cash and cash equivalents	3,556	(4,789)	16,960
Shanghai Yayang Electric Co., Ltd. [Member]
Summarized statements of comprehensive income
Revenue	6,291	20,743	33,790
Profit before tax	(1,161)	(2,272)	(837)
Profit/(Loss) for the year	(1,161)	(2,272)	(837)
Other comprehensive income/(loss)	84	(46)	(255)
Total comprehensive income for the year, net of tax	(1,077)	(2,318)	(1,092)
Profit/(loss) attributable to non-controlling interests	(363)	(710)	(262)
Summarized balance sheets:
Cash, inventory and other current assets	3,336	9,038
Property, plant and equipment and other non-current assets	1,406	1,385
Trade and other payable (current)	(3,635)	(8,239)
Total equity	1,107	2,184
Equity attributable to equity holders of the parent	761	1,502
Non-controlling interests	346	682
Summarized cash flow information:
Operating	(1,844)	5,135	3,648
Investing	278	(165)	(277)
Increase in cash flows used in financing activities	(769)	(1,847)	(4,005)
Effect of changes in exchange rate on cash	98	(28)	(34)
Net (decrease) increase in cash and cash equivalents	$ (2,237)	$ 3,095	$ (668)